Net Income Per Share	12 Months Ended
Dec. 31, 2024
Net Income Per Share [Abstract]
Net Income per Share

(18) Net Income per Share

As of December 31, 2022, 2023 and 2024, there were nil, nil and 11,326,000 employee share options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic:
Net income	85,723	289,099	309,474
Less: Net income (loss) attributable to the noncontrolling interests	(14,549)	8,622	(145,486)
Net income attributable to the Company’s shareholders	100,272	280,477	454,960
Weighted average number of ordinary shares outstanding*	1,074,196,310	1,074,372,067	1,066,694,178
Basic net income per ordinary share	0.09	0.26	0.43
Basic net income per ADS	1.87	5.22	8.53

*	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.
	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Diluted:
Net income	85,723	289,099	309,474
Less: Net (loss) income attributable to the noncontrolling interests	(14,549)	8,622	(145,486)
Net income attributable to the Company’s shareholders	100,272	280,477	454,960
Weighted average number of ordinary shares outstanding	1,074,196,310	1,074,372,067	1,066,694,178
Weighted average number of dilutive potential ordinary shares from share options and restricted share units	261,511	2,368,131	3,854,286
Total	1,074,457,821	1,076,740,198	1,070,548,464
Diluted net income per ordinary share	0.09	0.26	0.42
Diluted net income per ADS	1.87	5.21	8.50